Income Taxes - Reconciliations of the income tax expense (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2020 CNY (¥)	Aug. 31, 2020 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)
Income Taxes
Income/(loss) before income tax expense and share of net (loss)/income from equity investees	¥ (788,450)	$ (115,146)	¥ 316,069	¥ 318,305
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%
Income tax/(benefit) at statutory tax rate	¥ (197,112)	$ (28,786)	¥ 79,017	¥ 79,576
Non-deductible expenses	3,028	442	30,961	40,141
International tax rate difference	39,619	5,786	6,000	(4,189)
Preferential tax rate	(14,306)	(2,089)	(8,357)	(17,327)
Effect of income tax exemptions	(538)	(79)	(1,232)
Equity pick-up			(2,698)
Additional tax deduction for qualified research and development expenses	(4,278)	(625)	(5,525)	(2,066)
Change in valuation allowance	134,720	19,675	11,006	(14,241)
Expired loss			11,905	14,950
Interest and penalty	1,096	160	1,605	1,494
Outside basis difference			(1,583)
Effect of changes in tax rates on deferred taxes	(14)	(2)	442	10,141
Income tax expense/(benefit)	¥ (37,785)	$ (5,518)	¥ 121,541	¥ 108,479